Deferred Income	12 Months Ended
Sep. 30, 2023
Deferred income [abstract]
Deferred Income
23.
DEFERRED INCOME

	Government Grants	Other
Balance at September 30, 2022	—	2,080
Pledged during the year	10,675	2,680
Received during the year	—	(2,080)
Released to the statement of comprehensive income	41	—
Balance at September 30, 2023	10,634	2,680
current	—	2,680
non-current	10,634	—

In the fiscal year ended September 30, 2023 the Group was awarded a government grant by the state of Mecklenburg-Vorpommern, amounting up to €11.3 million, conditional on the investment in a production facility and the creation of 400 permanent jobs in Pasewalk, Germany. The grant is recognized as deferred income and is released to the statement of comprehensive income over the useful life of the respective assets. €8.7 million of cash from the state Mecklenburg-Vorpommern were received on November 23, 2023 and recorded as a reduction of the other financial assets.